STOCKHOLDERS’ EQUITY - Schedule of Estimate of the Fair Value of the Warrants and Assumptions (Details)	Sep. 30, 2023	Dec. 31, 2022	May 17, 2022
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input		1.333	1.308
Volatility | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.677	1.399
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input		2.5	2.5
Expected term in years | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5	2.5
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.000	0.000
Dividend rate | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.04240	0.02665
Risk-free interest rate | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0492	0.0432
Equity Warrants, Exchange Warrants and Banker Warrants | Volatility | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.676
Equity Warrants, Exchange Warrants and Banker Warrants | Expected term in years | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	1,690
Equity Warrants, Exchange Warrants and Banker Warrants | Dividend rate | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Equity Warrants, Exchange Warrants and Banker Warrants | Risk-free interest rate | Weighted Average
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0437